Note 6 - Accounting Policies and New Standards Adopted - Reconciliation of Impairment Allowance Balance From IAS 39 to IFRS 9 (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Allowance for credit losses	$ 183,219		$ 60,121	$ 49,431
Trade and other receivables [member] | IFRS 9 [member]
Statement Line Items [Line Items]
Allowance for credit losses		$ 71,358
Trade and other receivables [member] | Effect of overlay approach reclassification [member]
Statement Line Items [Line Items]
Allowance for credit losses		11,237
Unbilled revenue [member] | IFRS 9 [member]
Statement Line Items [Line Items]
Allowance for credit losses		12,399
Unbilled revenue [member] | Effect of overlay approach reclassification [member]
Statement Line Items [Line Items]
Allowance for credit losses		$ 12,399
IAS 39 [member] | Trade and other receivables [member]
Statement Line Items [Line Items]
Allowance for credit losses			60,121
IAS 39 [member] | Unbilled revenue [member]
Statement Line Items [Line Items]
Allowance for credit losses